Segment and Geographic Reporting (Tables)	12 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Financial Information of Company's Operation by Segment	The following tables summarize selected financial information of the Company’s operations by segment:

	Compound Semiconductors	Photonic Solutions	Unallocated & Other	Total
($000)
2019
Revenues	$723,607	$638,889	$—	$1,362,496
Inter-segment revenues	94,405	12,568	(106,973)	—
Operating income	82,414	81,898	(15,643)	148,668
Interest expense	—	—	—	(22,417)
Other income, net	—	—	—	2,562
Income taxes	—	—	—	(21,296)
Net earnings	—	—	—	107,517
Depreciation and amortization	66,092	26,273	—	92,365
Expenditures for property, plant & equipment	83,899	44,851	—	128,750
Segment assets	1,272,163	681,610	—	1,953,773
Goodwill	185,721	134,057	—	319,778

	Compound Semiconductors	Photonic Solutions	Unallocated & Other	Total
($000)
2018
Revenues	$672,309	$486,485	$—	$1,158,794
Inter-segment revenues	37,723	24,867	(62,591)	—
Operating income	73,611	63,152	—	136,763
Interest expense	—	—	—	(18,352)
Other income, net	—	—	—	3,783
Income taxes	—	—	—	(34,192)
Net earnings	—	—	—	88,002
Depreciation and amortization	57,528	23,242	—	80,770
Expenditures for property, plant & equipment	125,201	36,122	—	161,323
Segment assets	1,207,087	554,574	—	1,761,661
Goodwill	161,008	109,670	—	270,678

	Compound Semiconductors	Photonic Solutions	Unallocated & Other	Total
($000)
2017
Revenues	$531,685	$440,361	$—	$972,046
Inter-segment revenues	34,740	18,223	(52,963)	—
Operating income	49,094	66,462	—	115,556
Interest expense	—	—	—	(6,809)
Other income, net	—	—	—	10,041
Income taxes	—	—	—	(23,514)
Net earnings	—	—	—	95,274
Depreciation and amortization	42,025	21,612	—	63,637
Expenditures for property, plant & equipment	114,134	28,811	—	142,945

Geographic Information for Revenues from Country of Origin (Shipped from), and Long-Lived Assets from Country of Origin
Geographic information for revenues from the country of origin (shipped from), and long-lived assets from the country of origin, which include property, plant and equipment, net of related depreciation, and certain other long-term assets, were as follows:

	Revenues
Year Ended June 30,	2019	2018	2017
($000)
United States	$405,404	$373,735	$294,200
Non-United States
Hong Kong	319,601	186,978	190,702
China	290,287	253,672	208,595
Germany	155,000	132,161	88,304
Japan	109,670	89,153	76,212
Switzerland	32,770	49,557	50,497
Vietnam	22,322	26,898	22,497
Korea	11,674	9,757	6,584
Singapore	6,868	5,941	3,913
Philippines	4,179	3,909	3,057
United Kingdom	2,712	9,359	8,473
Taiwan	2,005	1,705	718
Belgium	4	4,511	7,503
Italy	—	11,458	10,791
Total Non-United States	957,092	785,059	677,846
	$1,362,496	$1,158,794	$972,046

	Long-Lived Assets
June 30,	2019	2018	2017
($000)
United States	$345,866	$309,062	$240,029
Non-United States
China	108,688	81,175	62,024
United Kingdom	60,369	65,357	396
Switzerland	35,592	37,155	36,795
Germany	14,857	14,876	15,323
Vietnam	11,656	10,042	8,272
Philippines	7,793	6,628	6,115
Hong Kong	5,032	2,818	1,914
Other	1,190	598	704
Total Non-United States	245,177	218,649	131,543
	$591,043	$527,711	$371,572